Restatement of Previously Issued Financial Statements	6 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 17: Restatement of Previously Issued Financial Statements

Subsequent to the issuance of the Company’s unaudited condensed consolidated financial statements for the three months ended September 30, 2022, included in Amendment No. 4 to Form S-4 filed with the Securities Exchange Commission on November 30, 2022, the Company determined that it incorrectly classified the revolving credit facility, net, as a non-current liability instead of as a current liability. The Company determined that such financial statements were materially misstated and should be restated. The classification error had no impact on the Company’s unaudited condensed consolidated statements of operations, changes in stockholders’ equity and cash flows for the three months ended September 30, 2022.

The following table sets forth the effects of the restatement on the consolidated balance sheet at September 30, 2022:

	Previously Reported	Adjustment	As Restated
Total Assets	$516,943	$—	$516,943
Liabilities:
Revolving Credit Facility, net	$—	$183,524	$183,524
Total Current Liabilities	$219,476	$183,524	$403,000
Revolving Credit Facility, net	$183,524	$(183,524)	$—
Total Liabilities	$415,524	$—	$415,524
Total Stockholders’ Equity	$101,418	$—	$101,418